Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summarised Financial Information of Subsidiaries With Material Noncontrolling Interests Explanatory

Summarised financial information	2019 £m	2018 £m	2017 £m

Revenue	191	231	237

Profit for the year	65	87	89

– Attributable to non-controlling interests	33	43	44

Total comprehensive income	65	87	87

– Attributable to non-controlling interests	33	43	43

Dividends paid to non-controlling interests	(36)	(40)	(64)

Summary net assets:

Non-current assets	20	16	18

Current assets	97	116	101

Non-current liabilities	(4)	–	(5)

Current liabilities	(117)	(129)	(120)

Total equity at the end of the year	(4)	3	(6)

– Attributable to non-controlling interests	(2)	1	(3)

Net cash generated from operating activities	61	86	67

Net cash generated in investing activities	–	(2)	14

Net cash used in financing activities	(73)	(77)	(86)

Differences on exchange	–	1	(1)

Increase/(decrease) in net cash and cash equivalents	(12)	8	(6)

Net cash and cash equivalents at 1 January	10	2	8

Net cash and cash equivalents at 31 December	(2)	10	2

Summary of Financial Information of Subsidiaries Subject to Significant Restrictions	The table below summarises the assets and liabilities of ITCAN

Summarised financial information	2019 £m	2018 £m

Non-current assets	2,403	2,781
Current assets	768	394
Non-current liabilities	(131)	(129)
Current liabilities	(447)	(498)
	2,593	2,548